UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-09815
The Arbitrage Funds
(Exact name of registrant as specified in charter)

41 Madison Avenue
42nd Floor
New York, NY 10010
(Address of principal executive offices) (Zip code)
John S. Orrico
Water Island Capital, LLC
41 Madison Avenue
42nd Floor
New York, NY 10010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-584-2366
Date of fiscal year end: May 31, 2011
Date of reporting period: November 30, 2010

Item 1. Reports to Stockholders.
The Arbitrage Fund
Class R
Class I
The Arbitrage Event-Driven Fund
Class R
Class I
41 Madison Avenue
42nd Floor
New York, New York 10010
800-295-4485
www.thearbitragefunds.com
SEMI-ANNUAL REPORT
November 30, 2010
(Unaudited)

Dear Shareholder,
The Arbitrage Fund (the “Fund”) generated a return of 3.12% for the Retail Share Class (ARBFX), and 3.31% for the Institutional Share Class (ARBNX) for the six month period ended November 30, 2010.
During the six months, the Fund invested in 142 new deals with a median market capitalization close to $800 million. Approximately 80% of the portfolio was invested in U.S. equities while the remaining 20% was invested outside of North America.
The Global Marketplace
Global merger & acquisition (M&A) volume reported by Dealogic exceeded $1.5 trillion during the six month period ended November 30, 2010, up approximately 10% over the 2009 period. For the calendar year 2010, M&A volume totaled $2.82 trillion, an increase of 23% compared with $2.30 trillion announced in 2009.
Emerging market volume reached $915.0 billion in 2010, up 63% from $560.5 billion in 2009 and accounting for 32% of global M&A volume, the highest share on record. BRIC (Brazil, Russia, India & China) nations accounted for 53% of emerging market volume.
During 2010, cross-border volume reached $1.01 trillion as a result of 9,900 deals, up 69% from $598.2 billion and 8,328 deals in 2009. Emerging Markets accounted for 34% of total cross-border volume with $346.0 billion.
Global domestic and cross-border deal volume for the previous five-year period is illustrated below, along with M&A activity by target nationality and target sector for the 2009-2010 period (from Dealogic M&A Review).

Announced M&A by Target Nationality

	2010		2009		% Change	4Q 2010		4Q 2009		% Change
Target Nationality	Value $bn	Deals	Value $bn	Deals	2010 vs 2009	Value $bn	Deals	Value $bn	Deals	4Q 10 vs 4Q 09
United States	894.7	9,676	797.1	7,338	12	221.4	1,919	222.7	1,993	-1
United Kingdom	183.4	2,318	170.7	2,452	7	42.8	440	64.9	606	-34
China	181.9	3,808	167.9	3,496	8	45.3	923	48.1	1,147	-6
Brazil	151.1	505	59.8	317	153	26.6	117	10.2	107	161
Australia	135.2	1,547	64.1	1,648	111	60	360	12.6	406	378
Canada	102.5	2,043	101.1	1,408	1	28.7	494	41.9	379	-31
Japan	96.6	2,551	142.4	3,062	-32	17.7	575	45.2	698	-61
Russian Federation	81.4	2,082	40.8	2,246	100	34.1	349	10.5	489	224
Germany	80.8	1,174	97.4	1,216	-17	36.5	248	23.9	310	52
France	78.5	1,533	73.3	1,343	7	13.9	307	19.1	390	-27
Total	2,816.5	40,466	2,295.7	37,238	23	758.5	8,795	688.8	9,868	10
Announced M&A by Target Sector

	2010		2009		% Change	4Q 2010		4Q 2009		% Change
Target Sector	Value $bn	Deals	Value $bn	Deals	2010 vs 2009	Value $bn	Deals	Value $bn	Deals	4Q 10 vs 4Q 09
Oil & Gas	316.5	1,648	234.7	1,488	35	82.5	403	99.6	415	-17
Finance	293.5	3,371	422.2	3,021	-30	74.8	655	107.4	866	-30
Telecommunications	277.1	1,221	200.9	1,251	38	64.9	262	76.7	333	-15
Healthcare	235.4	2,686	232.7	2,212	1	54.4	587	29.9	623	82
Real Estate/Property	229.1	2,828	159.8	2,405	43	74.6	631	51	763	46
Utility & Energy	228.7	1,502	150.2	1,418	52	72.4	324	27.6	402	163
Technology	154.3	5,692	161.6	5,091	-5	35.4	1,192	68.9	1,291	-49
Mining	140.4	2,423	66.3	1,920	112	36.9	629	17.9	592	106
Insurance	122	580	58.1	651	110	25.8	133	15.6	168	65
Food & Beverage	99.3	1,511	103.6	1,448	-4	22.5	296	20.3	342	11
Total	2,816.5	40,466	2,295.7	37,238	23	758.5	8,795	688.8	9,868	10
Early stages of a multi-year recovery?
In our Q3 Letter (http://www.thearbitragefunds.com/files/2010_Q3_Letter.pdf), we noted that an uptick in global deal activity had resulted in a record number of transactions populating the portfolio for the period. Like most industry analysts, we expect to see a continued uptick in global deal activity.1
We hold this view against the backdrop of a global economy that continues to consolidate, while its emerging appetite for energy, services, natural resources, technology, medicine, and other goods continues to strengthen.
As we enter 2011, our patience remains steadfast as we focus on accurately comprehending and hedging the risks incumbent in every merger transaction we analyze. We do this fully cognizant that our strategies rarely outperform in a bull market, and are not intended to.
We think this bodes well for our investment discipline, albeit spreads remain modest for deals in the lower-risk tranche of the spectrum in which we currently feel most comfortable investing. We estimate the current average annualized spreads for deals in our portfolio to be in the range of 4%-6%. A December 31, 2010 Barclays Capital survey estimated annualized merger spreads to be slightly wider, in the range of 7-8%. However, keep in mind that this database represents North American deal flow only, and includes riskier tranches of merger arbitrage deals, including those involving hostile approaches that have been rejected by target companies.

[1]	See “M.&A. Ready to Soar in 2011,” NY Times, December 20, 2010, and “Field day likely for merger arbitrage,” Financial News, December 9, 2010.

We cast a wary eye towards some of these riskier deals and look to hedge accordingly should we decide to invest in those situations. Should we choose to not invest in a particular deal, it is because we do not feel that our stated investment discipline or the expectations of our shareholders supports underwriting the elevated risks incumbent in some of these more aggressive deal tranches.
An important ingredient of our investment discipline stipulates that we be prepared in the event the markets experience a negative jolt that could cause spreads to widen significantly in a short period of time. This last occurred in May 2010, when many deal spreads quadrupled in a just matter of days. While this may sometimes be an “unpopular” stance, it is one we have taken previously (e.g., during the 2006-2008 period) and it is one that has ultimately rewarded the patience of our investors.
Benchmarks; can we trust tradition?
A benchmark rate-of-return for an un-levered merger arbitrage portfolio that participates in announced merger transactions has traditionally been two to three times that of the 90-day Treasury Bill. The calculus for this aphorism reflects the following:
The average duration of a typical merger transaction is around 100 days. Note that all merger spreads have a basic “risk-free” rate — i.e., a “time-value-of-money” factor — built into each spread. Arbitrageurs typically demand a risk premium over and above the risk-free rate for them to invest in a merger transaction. This is one reason why many (but not all) investors who allocate capital to merger arbitrage view the strategy as a “fixed-income alternative.”
In today’s environment, we can safely conclude that a 4%-6% annualized rate-of-return spread compared to Treasuries is extremely attractive. This seems especially true when viewed against the historical yardstick of spreads two- to three-times that of T-Bills in addition to a potentially rising interest rate environment amid growing sovereign debt. We further believe that a rising short-term interest rate environment could function as a tailwind for spreads and provide a boost to our strategy, as it has in the past. The illustration below, from page 12 of the Arbitrage Fund Presentation on our website (http://thearbitragefunds.com/files/fund_presentation.pdf) gives historical perspective.

4Q Trends in Mergers & Acquisitions
•	We are seeing an uptick in bank deals as the banking industry begins to improve. Stronger banks are seizing opportunities to acquire weaker institutions. During Q4 2010, 24 banking deals were struck totaling $32.5 billion. Both the number of deals and the dollar volume represent twice the activity witnessed during Q4 2009. We added six of these banking deals to our portfolio due to the attractive risk/reward profile presented by these opportunities.

•	A recent merger-friendly move by the Federal Trade Commission now allows merging companies to receive a consent agreement without designating a pre-approved buyer for an asset. In the past, merging companies had to first find a buyer willing to purchase a needed divestment before they could appeal to the FTC to grant the approval. This will enable merging parties to close their transactions more quickly and efficiently than in the past.

•	Leveraged Buy-Outs (LBOs) come back to life: With low rates and available financing, LBO companies are beginning to come back to life from their disappearance in 2008/2009. However, transactions today are more strategic in nature, have much tighter financing and merger agreements, and include a much higher % of equity compared to pre 2008 days. Also, the debt to be placed in the market is being well received by investors, making the necessary time needed to place debt financing shorter in duration.

•	Hostile deals: Aggressive buyers are pressing companies to sell to them at low valuations. However, certain target companies have been successful in warding off hostile approaches in a variety of ways, including finding another buyer, or implementing their own leveraged recapitalization in order to add value for shareholders — and win their “no” votes for the hostile suitor.

•	Shareholder rebellions: Shareholders continue to voice their opinions — and exercise their collective power — regarding low-valuation take-outs. Increasing numbers of target-company shareholders are forcing buyers to improve terms, find a “white knight” offer from a competing takeover company, or simply vote to reject the offer on the table and continue as a stand-alone entity.
Looking forward.
As noted earlier, we believe that we are in the early stages of a global multi-year M&A recovery. We expect that deal values and deal counts may grow at a comparable pace in 2011 versus 2010, and do so in tandem with improving market conditions and economic growth. We further expect small- to mid-size M&A deals to predominate, for private equity deals to continue at current, or somewhat above-average levels in 2011, and for cash to be the preferred coin of the realm.
The chart and bullet points on the next page, from Barclays Capital M&A Trends 1998-2010, provides further historical insight and opinion.

Overall Deal Activity

Note:	North American deals in excess of $400 million in equity value involving publicly traded targets.

Source:	Barclays Capital Risk Arbitrage Research, Bloomberg
•	We are likely in the early stages of a multi-year recovery in M&A in North America.
•	While the 2% growth in deal value significantly lagged the 58% growth in deal count in 2010, we would expect deal values and deal count to grow at a comparable pace in 2011 (though slower than 2010’s 58% growth in deal count).
•	The 2009-2010 trough in M&A activity was not as severe as the previous trough in 2002-2003.
—	There were 30% more deals and 73% more in deal value in 2009-2010 than in 2002-2003.
•	2010 deal count was 58% higher than 2009, and deal value was approximately the same as 2009.
—	2010 was most similar to 2004 in terms of the number of deals, and 2003-2004 in terms of deal value.
Historical trends also suggest a potential increase in unsolicited deal activity during the next couple of years. During the same period, we expect that premiums will trend to average as valuations normalize. And finally, we expect to see slight increases in competitive bidding situations in the coming year.
The Launch of The Arbitrage Event-Driven Fund
During the fourth quarter of 2010, the Arbitrage Funds Trust launched The Arbitrage Event-Driven Fund (AEDFX/AEDNX). Performance of positive 1.50% for both share classes of the fund reflects only two months of performance. This new fund will focus on “events” across the spectrum, including mergers and acquisitions along with other corporate events such as spin-offs, recapitalizations, and restructurings. Additionally, the Event-Driven Fund will have the added flexibility of investing in convertible and debt securities, as well as equities.
Like The Arbitrage Fund, this new fund will continue to follow a strict discipline with regards to risk management and diversification, while taking a broader approach towards investing across the capital structure. Investors should continue to expect investment returns that have low correlation to the equity and fixed income markets, along with a strong focus on capital preservation. Our investment team continues to grow as well, with the addition of professionals with skill-sets focused on credit, complementing our current strength in equity analysis.

Conclusion
As we enter 2011, our patience remains steadfast as we focus on accurately comprehending and hedging the risks incumbent in every transaction we analyze. We do this fully cognizant that these strategies rarely outperform in a bull market, and are not intended to. Rather, the aim is to provide low volatility, low market correlation and a hedge against rising interest rates and volatile stock markets.
We thank you for your continued allocations and investments in both The Arbitrage Fund and The Arbitrage Event-Driven Fund. We appreciate your support and remain committed to capturing the returns presented to us across the transaction universe in terms of both geography and market capitalization, and to remaining appropriately opportunistic while maintaining the level of healthy skepticism for which we have become known.
Sincerely,
John Orrico, CFA,
Roger Foltynowicz & Todd Munn
01/14/11
The material above reflects the manager’s opinion of the market as of a certain date and should not be relied upon as investment advice. The Funds use investment techniques that are different from the risks ordinarily associated with equity investments. Such techniques and strategies include merger arbitrage risks, high portfolio risks, option risks, borrowing risks, short sale risks, and foreign investment risks, which may increase volatility and may increase costs and lower performance.
The Arbitrage Funds are distributed by SEI Investments Distribution Co., which is not affiliated with the Adviser or any affiliate.
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a current prospectus.
Performance quoted is past performance and is not indicative of future performance. Performance data current to the most recent month end may be obtained by calling (800) 295-4485 or visiting our website at http://thearbitragefunds.com.

THE ARBITRAGE FUND
Statement of Assets and Liabilities
November 30, 2010 (Unaudited)

ASSETS
Investments:
At acquisition cost	$2,324,006,772

At value (Note 1)	$2,327,536,983
Cash denominated in foreign currency (cost $2,479,808)	2,451,012
Deposits with brokers for securities sold short (Note 1)	272,634,770
Deposits with swap counterparties	22,960,000
Receivable for investment securities sold	19,201,081
Receivable for capital shares sold	11,175,217
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	10,516,795
Unrealized appreciation on spot currency exchange contracts	1,929
Unrealized appreciation on equity swap contracts	424,404
Dividends and interest receivable	1,014,178
Prepaid expenses	216,592
Reclaims receivable	23,219

Total Assets	2,668,156,180

LIABILITIES
Securities sold short, at value (Note 1) (proceeds $293,275,768)	303,126,541
Written options, at value (Notes 1 and 9) (premiums received $17,972,090)	17,149,168
Payable for investment securities purchased	111,909,050
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	12,868,012
Unrealized depreciation on spot foreign currency exchange contracts	9,808
Unrealized depreciation on equity swap contracts	593,561
Payable for capital shares redeemed	3,879,370
Payable to Adviser (Note 4)	1,853,843
Dividends payable on securities sold short (Note 1)	880,679
Payable to Distributor (Note 4)	169,506
Payable to Administrator (Note 4)	149,500
Interest rebate expense payable	41,465
Payable to Trustees	21,613
Payable to Chief Compliance Officer (Note 4)	19,374
Other accrued expenses and liabilities	107,840

Total Liabilities	452,779,330

NET ASSETS	$2,215,376,850

NET ASSETS CONSIST OF:
Paid-in capital	$2,190,433,832
Accumulated net investment loss	(14,979,045)
Accumulated net realized gains on investments, equity swap contracts, securties sold short, written option contracts and foreign currencies	47,677,324
Net unrealized appreciation (depreciation) on:
Investments	3,530,211
Equity swap contracts	(169,157)
Securities sold short	(9,850,773)
Written option contracts	822,922
Translation of assets and liabilities denominated in foreign currencies	(2,088,464)

NET ASSETS	$2,215,376,850

CLASS R SHARES
Net assets applicable to Class R shares	$877,478,370

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	68,055,751

Net asset value and offering price per share(a)	$12.89

CLASS I SHARES
Net assets applicable to Class I shares	$1,337,898,480

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	102,118,460

Net asset value and offering price per share(a)	$13.10

(a)	Redemption price varies based on length of time held (Note 1).
See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND
Statement of Assets and Liabilities
November 30, 2010 (Unaudited)

ASSETS
Investments:
At acquisition cost	$3,032,871

At value (Note 1)	$3,012,518
Cash denominated in foreign currency (cost $2,289)	2,264
Deposits with brokers for securities sold short (Note 1)	394,397
Receivable for capital shares sold	101,500
Deferred offering costs	38,217
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	14,701
Receivable from Adviser	12,372
Receivable for investment securities sold	10,041
Dividends and interest receivable	4,760
Prepaid expenses	585

Total Assets	3,591,355

LIABILITIES
Securities sold short, at value (Note 1) (proceeds $439,085)	441,416
Written options, at value (Notes 1 and 9) (premiums received $30,958)	33,647
Payable for investment securities purchased	220,673
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	1,893
Dividends payable on securities sold short (Note 1)	1,496
Payable to Chief Compliance Officer (Note 4)	1,351
Payable to Trustees	955
Payable to Administrator (Note 4)	174
Unrealized depreciation on spot currency exchange contracts	140
Interest rebate expense payable	92
Payable to Distributor (Note 4)	58
Payable for capital shares redeemed	62
Other accrued expenses and liabilities	14,753

Total Liabilities	716,710

NET ASSETS	$2,874,645

NET ASSETS CONSIST OF:
Paid-in capital	$2,837,451
Undistributed net investment income	5,158
Accumulated net realized gains on investments, securties sold short, written option contracts and foreign currencies	44,422
Net unrealized appreciation (depreciation) on:
Investments	(20,353)
Securities sold short	(2,331)
Written option contracts	(2,689)
Translation of assets and liabilities denominated in foreign currencies	12,987

NET ASSETS	$2,874,645

CLASS R SHARES
Net assets applicable to Class R shares	$376,028

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	37,052

Net asset value and offering price per share(a)	$10.15

CLASS I SHARES
Net assets applicable to Class I shares	$2,498,617

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	246,118

Net asset value and offering price per share(a)	$10.15

(a)	Redemption price varies based on length of time held (Note 1).
See accompanying notes to financial statements.

THE ARBITRAGE FUND
Statement of Operations
For the Six Months Ended November 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of withholding taxes of $697,540)	$10,965,520
Interest	5,628

Total Income	10,971,148

EXPENSES
Investment advisory fees (Note 4)	9,151,453
Distibution expense, Class R (Note 4)	1,054,347
Administration fees (Note 4)	739,388
Chief Compliance Officer fees (Note 4)	78,887
Trustees’ fees	45,981
Dividend expense	3,406,886
Interest rebate expense	1,865,493
Transfer agent fees (Note 4)	253,814
Registration and filing fees	172,946
Custodian and bank service fees	155,512
Printing of shareholder reports	64,578
Professional fees	54,419
Insurance expense	34,155
Line of credit interest expense (Note 3)	2,319
Other expenses	11,073

Net Expenses	17,091,251

NET INVESTMENT LOSS	(6,120,103)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	83,516,433
Equity swap contracts	8,670,146
Securities sold short	(48,352,145)
Written option contracts	22,265,444
Foreign currency transactions (Note 6)	(9,273,646)
Net change in unrealized appreciation (depreciation) on:
Investments	38,492,806
Equity swap contracts	1,803,966
Securities sold short	(29,245,203)
Written option contracts	(714,359)
Foreign currency transactions (Note 6)	(12,494,553)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	54,668,889

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,548,786

See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND
Statement of Operations
For the Period Ended November 30, 2010* (Unaudited)

INVESTMENT INCOME
Dividends (net of withholding taxes of $102)	$11,901
Interest	388

Total Income	12,289

EXPENSES
Investment advisory fees (Note 4)	4,224
Chief Compliance Officer fees (Note 4)	1,351
Trustees’ fees	955
Administration fees (Note 4)	270
Distibution expense, Class R (Note 4)	73
Deferred offering costs	10,991
Custodian and bank service fees	5,033
Transfer agent fees (Note 4)	3,988
Professional fees	3,779
Dividend expense	1,963
Registration and filing fees	1,779
Printing of shareholder reports	1,178
Interest rebate expense	230
Insurance expense	4
Other expenses	783

Total Expenses	36,601
Fees waived by the Adviser (Note 4)	(4,224)
Reimbursement of other operating expenses	(25,246)

Net Expenses	7,131

NET INVESTMENT INCOME	5,158

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	37,278
Securities sold short	(11,110)
Written option contracts	16,841
Foreign currency transactions (Note 6)	1,413
Net change in unrealized appreciation (depreciation) on:
Investments	(20,353)
Securities sold short	(2,331)
Written option contracts	(2,689)
Foreign currency transactions (Note 6)	12,987

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	32,036

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,194

*	Commenced operations on October 1, 2010.
See accompanying notes to financial statements.

THE ARBITRAGE FUND
Statement of Changes in Net Assets

	Six Months
	Ended	Year
	November 30,	Ended
	2010	May 31,
	(Unaudited)	2010
FROM OPERATIONS
Net investment loss	$(6,120,103)	$(7,232,912)
Net realized gains (losses) from:
Investments and equity swap contracts	92,186,579	121,239,416
Securities sold short	(48,352,145)	(126,246,664)
Written option contracts	22,265,444	32,444,073
Foreign currency transactions	(9,273,646)	(8,880,407)
Net change in unrealized appreciation (depreciation) on:
Investments and equity swap contracts	40,296,772	(68,857,048)
Securities sold short	(29,245,203)	36,701,347
Written option contracts	(714,359)	879,643
Foreign currency transactions	(12,494,553)	16,180,830

Net increase (decrease) in net assets resulting from operations	48,548,786	(3,771,722)

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
NET INVESTMENT INCOME
Distributions from net investment income, Class R	—	(1,470,697)
Distributions from net investment income, Class I	—	(1,608,234)
NET REALIZED GAINS
Distributions from net realized gains, Class R	—	(7,314,711)
Distributions from net realized gains, Class I	—	(5,778,702)

Decrease in net assets from distributions to shareholders	—	(16,172,344)

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
CLASS R
Proceeds from shares sold	253,230,823	720,406,659
Shares issued in reinvestment of distributions	—	8,525,305
Proceeds from redemption fees collected (Note 1)	5,959	26,491
Payments for shares redeemed	(160,744,287)	(178,764,047)

Net increase in net assets from Class R share transactions	92,492,495	550,194,408

CLASS I
Proceeds from shares sold	813,128,471	558,822,494
Shares issued in reinvestment of distributions	—	6,708,673
Proceeds from redemption fees collected (Note 1)	9,332	18,098
Payments for shares redeemed	(80,497,025)	(82,222,744)

Net increase in net assets from Class I share transactions	732,640,778	483,326,521

TOTAL INCREASE IN NET ASSETS	873,682,059	1,013,576,863
NET ASSETS
Beginning of period	1,341,694,791	328,117,928

End of period	$2,215,376,850	$1,341,694,791

ACCUMULATED NET INVESTMENT LOSS/ DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(14,973,546)	$(8,858,942)

See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND
Statement of Changes in Net Assets

Period
Ended
November 30,
2010*
(Unaudited)
FROM OPERATIONS
Net investment income	$5,158
Net realized gains (losses) from:
Investments	37,278
Securities sold short	(11,110)
Written option contracts	16,841
Foreign currency transactions	1,413
Net change in unrealized appreciation (depreciation) on:
Investments	(20,353)
Securities sold short	(2,331)
Written option contracts	(2,689)
Foreign currency transactions	12,987

Net increase in net assets resulting from operations	37,194

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
CLASS R
Proceeds from shares sold	388,803
Payments for shares redeemed	(16,335)

Net increase in net assets from Class R share transactions	372,468

CLASS I
Proceeds from shares sold	2,468,162
Proceeds from redemption fees collected (Note 1)	62
Payments for shares redeemed	(3,241)

Net increase in net assets from Class I share transactions	2,464,983

TOTAL INCREASE IN NET ASSETS	2,874,645
NET ASSETS
Beginning of period	—

End of period	$2,874,645

UNDISTRIBUTED NET INVESTMENT INCOME	$5,158

*	Commenced operations on October 1, 2010.
See accompanying notes to financial statements.

THE ARBITRAGE FUND
Statement of Cash Flows
For the Six Months Ended November 30, 2010 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$48,548,786
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(4,936,428,590)
Proceeds from sales of long-term portfolio investments, excluding boxed positions	3,061,173,998
Purchases of short-term investments	(194,966,383)
Sales of short-term investments	3,650,853
Payments to cover securities sold short, excluding boxed positions	(584,662,097)
Proceeds from securities sold short	1,657,716,373
Realized gains from security transactions	(35,164,288)
Realized gain on written option contracts	(22,265,444)
Premiums received from written option contracts	77,831,604
Premiums paid to closed option contracts	(47,680,287)
Change in unrealized appreciation from security transactions and written options	(8,533,244)
Change in unrealized appreciation (depreciation) on forward and spot foreign currency exchange contracts	12,810,535
Change in unrealized appreciation (depreciation) on equity swap contracts	(1,803,966)
Increase in deposits with swap counterparties	(17,330,000)
Increase in deposits with brokers for securities sold short	(43,235,864)
Increase in cash denominated in foreign currency	(2,569,138)
Decrease in receivable for investment securities sold	147,587,664
Increase in prepaid expenses	(89,361)
Increase in reclaims receivable	(20,428)
Decrease in dividends and interest receivable	35,710
Increase in payable for investment securities purchased	51,388,729
Increase in payable to Adviser	672,694
Decrease in payable to Distributor	(65,448)
Increase in payable to Administrator	53,776
Decrease in payable to Trustees	(1,387)
Increase in dividends payable on securities sold short	420,485
Decrease in interest rebate expense payable	(77,575)
Increase in payable to Chief Compliance Officer	11,344
Decrease in other accrued expenses and liabilties	(110,084)

Net cash used in operating activities	(833,101,033)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	1,072,416,903
Payments for shares redeemed	(239,315,870)

Net cash provided by financing activities	833,101,033

NET CHANGE IN CASH	—
CASH — BEGINNING OF PERIOD	—

CASH — END OF PERIOD	$—

See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND
Statement of Cash Flows
For the Period Ended November 30, 2010* (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$37,194
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(5,273,872)
Proceeds from sales of long-term portfolio investments, excluding boxed positions	1,847,128
Purchases of short-term investments	(49,191)
Sales of short-term investments	1,339
Payments to cover securities sold short, excluding boxed positions	(1,593,871)
Proceeds from securities sold short	2,500,849
Realized gains from security transactions	(26,168)
Realized gain on written option contracts	(16,841)
Premiums received from written option contracts	72,154
Premiums paid to closed option contracts	(24,355)
Change in unrealized depreciation from security transactions and written options	25,373
Change in unrealized appreciation (depreciation) on forward and spot foreign currency exchange contracts	(12,668)
Increase in foreign currency	(2,264)
Increase in deposits with brokers for securities sold short	(394,397)
Increase in receivable for investment securities sold	(10,041)
Increase in prepaid expenses	(585)
Increase in dividends and interest receivable	(4,760)
Increase in receivable from Adviser	(12,372)
Increase in deferred offering costs	(38,217)
Increase in payable for investment securities purchased	220,673
Increase in payable to Distributor	58
Increase in payable to Administrator	174
Increase in payable to Trustees	955
Increase in dividends payable on securities sold short	1,496
Increase in interest rebate expense payable	92
Increase in payable to Chief Compliance Officer	1,351
Increase in other accrued expenses and liabilties	14,753

Net cash used in operating activities	(2,736,013)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	2,755,465
Payments for shares redeemed	(19,452)

Net cash provided by financing activities	2,736,013

NET CHANGE IN CASH	—
CASH — BEGINNING OF PERIOD	—

CASH — END OF PERIOD	$—

*	Commenced operations on October 1, 2010.
See accompanying notes to financial statements.

THE ARBITRAGE FUND — CLASS R
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Year		Year	Year
	Nov. 30,		Ended		Ended		Ended		Ended	Ended
	2010		May 31,		May 31,		May 31,		May 31,	May 31,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value at beginning of period	$12.50		$12.43		$12.79		$12.91		$12.73	$11.88

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(c)	(0.14	)(c)	(0.16	)(c)	(0.03	)(c)	0.03 (c)	(0.10)
Net realized and unrealized gains on investments and foreign currencies	0.45	(c)	0.52	(c)	0.30	(c)	0.78	(c)	0.67 (c)	0.95

Total from investment operations	0.39		0.38		0.14		0.75		0.70	0.85

Less distributions:
From net investment income	—		(0.05)		—		—		—	—
From net realized gains	—		(0.26)		(0.52)		(0.87)		(0.52)	—

Total distributions	—		(0.31)		(0.52)		(0.87)		(0.52)	—

Proceeds from redemption fees collected	0.00	(a)	0.00	(a)	0.02		0.00	(a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$12.89		$12.50		$12.43		$12.79		$12.91	$12.73

Total return(b)	3.12%		3.08%		1.64%		5.97%		5.64%	7.15%

Net assets at end of period (000’s)	$877,478		$759,235		$219,338		$112,092		$75,207	$87,643

Ratio of expenses to average net assets	2.09	%(g)	2.80%		3.28%		2.44%		2.38%	2.41%
Ratio of expenses to average net assets excluding interest and dividend expense(d)(e)	1.49	%(g)	1.63%		1.95%		1.96%		2.12%	2.12%
Ratio of expenses to average net assets excluding interest and dividend expense and after advisory fees waived and expenses reimbursed(d)(e)	1.49	%(g)	1.63%		1.95%		1.90%		1.95%	1.95%
Ratio of expenses to average net assets excluding tax, interest and dividend expense and after advisory fees waived and expenses reimbursed(d)(e)	1.49	%(g)	1.63%		1.88%		1.90%		1.95%	1.95%
Ratio of net investment income (loss) to average net assets:
Before advisory fees waived and expenses reimbursed	(0.92	%)(g)	(1.12%)		(1.34%)		(0.31%)		0.06%	(0.44%)
After advisory fees waived and expenses reimbursed	(0.92	%)(g)	(1.12%)		(1.34%)		(0.25%)		0.23%	(0.28%)
Portfolio turnover rate	187	%(f)	371%		709%		712%		383%	394%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Per share amounts were calculated using average shares for the year or period.

(d)	Dividend expense totaled 0.39%, 0.88%, 0.74%, 0.48%, 0.26%, and 0.29% of average net assets for the periods ended November 30, 2010 and May 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(e)	Interest rebate expense and line of credit interest expense totaled 0.21%, 0.29%, and 0.58% of average net assets for the periods ended November 30, 2010 and May 31, 2010 and 2009, respectively.

(f)	Not annualized.

(g)	Annualized.
Amounts designated as “—” are either $0 or have been rounded to $0.
See accompanying notes to financial statements.

THE ARBITRAGE FUND — CLASS I
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Year		Year	Year
	Nov. 30,		Ended		Ended		Ended		Ended	Ended
	2010		May 31,		May 31,		May 31,		May 31,	May 31,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value at beginning of period	$12.68		$12.60		$12.95		$13.03		$12.81	$11.93

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(c)	(0.11	)(c)	(0.11	)(c)	0.01	(c)(f)	0.06 (c)	(0.10)
Net realized and unrealized gains on investments and foreign currencies	0.45	(c)	0.52	(c)	0.28	(c)	0.78	(c)	0.68 (c)	0.98

Total from investment operations	0.42		0.41		0.17		0.79		0.74	0.88

Less distributions:
From net investment income	—		(0.07)		—		—		—	—
From net realized gains	—		(0.26)		(0.52)		(0.87)		(0.52)	—

Total distributions	—		(0.33)		(0.52)		(0.87)		(0.52)	—

Proceeds from redemption fees collected	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$13.10		$12.68		$12.60		$12.95		$13.03	$12.81

Total return(b)	3.31%		3.28%		1.69%		6.23%		5.92%	7.38%

Net assets at end of period (000’s)	$1,337,899		$582,460		$108,780		$81,832		$91,935	$88,011

Ratio of expenses to average net assets	1.84	%(h)	2.55%		3.03%		2.20%		2.13%	2.16%
Ratio of expenses to average net assets excluding interest and dividend expense(d)(e)	1.24	%(h)	1.38%		1.70%		1.72%		1.87%	1.87%
Ratio of expenses to average net assets excluding interest and dividend expense and after advisory fees waived and expenses reimbursed(d)(e)	1.24	%(h)	1.38%		1.70%		1.65%		1.70%	1.70%
Ratio of expenses to average net assets excluding tax, interest and dividend expense and after advisory fees waived and expenses reimbursed(d)(e)	1.24	%(h)	1.38%		1.63%		1.65%		1.70%	1.70%
Ratio of net investment income (loss) to average net assets:
Before advisory fees waived and expenses reimbursed	(0.50	%)(h)	(0.85%)		(0.87%)		0.04%		0.28%	(0.29%)
After advisory fees waived and expenses reimbursed	(0.50	%)(h)	(0.85%)		(0.87%)		0.11%		0.46%	(0.12%)
Portfolio turnover rate	187	%(g)	371%		709%		712%		383%	394%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Per share amounts were calculated using average shares for the year or period.

(d)	Dividend expense totaled 0.39%, 0.88%, 0.74%, 0.48%, 0.26%, and 0.29% of average net assets for the periods ended November 30, 2010 and May 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(e)	Interest rebate expense and line of credit interest expense totaled 0.21%, 0.29%, and 0.58% of average net assets for the periods ended November 30, 2010 and May 31, 2010 and 2009, respectively.

(f)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(g)	Not annualized.

(h)	Annualized.
Amounts designated as “—” are either $0 or have been rounded to $0.
See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND — CLASS R
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Period
	Ended
	Nov. 30, 2010*
	(Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income(c)	0.01
Net realized and unrealized gains on investments and foreign currencies(c)	0.14

Total from investment operations	0.15

Proceeds from redemption fees collected	0.00	(a)

Net asset value at end of period	$10.15

Total return(b)	1.50%

Net assets at end of period (000’s)	$376

Ratio of expenses to average net assets	10.35	%(g)
Ratio of expenses to average net assets excluding interest and dividend expense(d)(e)	9.70	%(g)
Ratio of expenses to average net assets excluding interest and dividend expense and after advisory fees waived and expenses reimbursed(d)(e)	1.72	%(g)
Ratio of net investment income (loss) to average net assets:
Before advisory fees waived and expenses reimbursed	(7.55	%)(g)
After advisory fees waived and expenses reimbursed	0.43	%(g)
Portfolio turnover rate	73	%(f)

*	Commenced operations on October 1, 2010.

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Per share amounts were calculated using average shares for the period.

(d)	Dividend expense totaled 0.58% of average net assets for the period ended November 30, 2010.

(e)	Interest rebate expense and line of credit interest expense totaled 0.07% of average net assets for the period ended November 30, 2010.

(f)	Not annualized.

(g)	Annualized.
See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND — CLASS I
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Period
	Ended
	Nov. 30, 2010*
	(Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income(c)	0.03
Net realized and unrealized gains on investments and foreign currencies(c)	0.12

Total from investment operations	0.15

Proceeds from redemption fees collected	0.00	(a)

Net asset value at end of period	$10.15

Total return(b)	1.50%

Net assets at end of period (000’s)	$2,499

Ratio of expenses to average net assets	10.88	%(g)
Ratio of expenses to average net assets excluding interest and dividend expense(d)(e)	10.23	%(g)
Ratio of expenses to average net assets excluding interest and dividend expense and after advisory fees waived and expenses reimbursed(d)(e)	1.44	%(g)
Ratio of net investment income (loss) to average net assets:
Before advisory fees waived and expenses reimbursed	(7.16	%)(g)
After advisory fees waived and expenses reimbursed	1.63	%(g)
Portfolio turnover rate	73	%(f)

*	Commenced operations on October 1, 2010.

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Per share amounts were calculated using average shares for the period.

(d)	Dividend expense totaled 0.58% of average net assets for the period ended November 30, 2010.

(e)	Interest rebate expense and line of credit interest expense totaled 0.07% of average net assets for the period ended November 30, 2010.

(f)	Not annualized.

(g)	Annualized.
See accompanying notes to financial statements.

THE ARBITRAGE FUND
Portfolio Information
November 30, 2010 (Unaudited)
Sector Weighting (as a percentage of total investments)
The following chart shows the sector weightings of the Arbitrage Fund’s investments in common stock, money market fund, purchased options and exchange traded note as of the report date.

THE ARBITRAGE FUND
Portfolio of Investments
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 91.89%	Value

	Aerospace & Defense — 2.43%
689,203	Allied Defense Group, Inc.(a)	$2,136,529
1,099,744	Ladish Co., Inc. (a)(b)	51,621,984

		53,758,513

	Agricultural Products — 0.44%
7,483,564	AWB Ltd.(c)	9,684,536

	Banks — 3.05%
199,047	Cadence Financial Corp.(a)	489,656
88,008	First Franklin Corp.(a)	1,256,754
3,334,862	Industrial & Commercial Bank of China Asia Ltd.	12,605,373
432,192	LSB Corp.(c)	9,076,032
2,682,101	NewAlliance Bancshares, Inc.	35,779,227
296,037	Rome Bancorp, Inc.	3,345,218
1,304,895	Wilmington Trust Corp.(d)	5,115,189

		67,667,449

	Beverages — 0.26%
1,054,119	Foster’s Group Ltd.(d)	5,709,192

	Biotechnology — 5.23%
77,798	Celldex Therapeutics, Inc.(a)(d)	322,862
2,013,919	Crucell NV(a)(d)	62,725,796
742,992	Genzyme Corp.(a)(d)	52,915,890

		115,964,548

	Capital Goods — 0.22%
199,788	Draka Holding NV(d)	4,954,236

	Chemicals — 4.67%
1,201,337	Airgas, Inc.(b)(d)	73,401,691
209,444	Potash Corp. of Saskatchewan, Inc.(b)(d)	30,107,575

		103,509,266

	Coal — 0.27%
371,590	Gloucester Coal Ltd.	3,700,975
198,989	MacArthur Coal Ltd.	2,279,468

		5,980,443

	Commercial Services & Supplies — 0.47%
2,283,353	MAC Services Group	8,448,837
265,579	Protection One, Inc.(a)(c)(g)	61,083
352,179	Rock of Ages Corp.(a)	1,841,896

		10,351,816

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 91.89% (Continued)	Value

	Computers & Computer Services — 7.61%
2,037,837	ActivIdentity Corp.(a)	$6,622,970
2,079,450	Hypercom Corp.(a)	15,387,930
2,413,172	Isilon Systems, Inc.(a)(d)	81,444,555
4,303,739	L-1 Identity Solutions, Inc.(a)(b)	50,913,232
399,278	TechTeam Global, Inc.(a)	3,325,986
1,478,975	Teleplan International NV	4,669,800
725,523	Voltaire Ltd.(a)	6,275,774

		168,640,247

	Construction & Engineering — 0.06%
156,426	KHD Humboldt Wedag International AG	1,266,046

	Electrical Services — 3.41%
2,350,403	Allegheny Energy, Inc.(b)	53,636,197
347,975	Baldor Electric Co.	22,030,297

		75,666,494

	Electronic Measuring Instruments — 1.18%
212,265	BiolinScientific AB(a)	344,204
1,199,705	Keithley Instruments, Inc.(b)	25,877,637

		26,221,841

	Financial Services — 0.25%
155,443	ASX Ltd.(d)	5,635,459

	Food Products — 1.19%
1,403,190	Del Monte Foods Co.	26,281,749

	Independent Power Producers & Energy Trader — 0.92%
584,008	Dynegy, Inc., Cl A(a)(d)	2,972,601
1,751,620	Mirant Corp.(a)(b)(d)	17,376,070

		20,348,671

	Insurance — 7.73%
635,801	American Physicians Service Group, Inc.(c)	20,663,533
19,835,904	AXA Asia Pacific Holdings Ltd.(d)	117,320,457
437,806	CNA Surety Corp.(a)	10,288,441
1,396,306	First Mercury Financial Corp.(b)	22,871,492

		171,143,923

	Machinery — 3.36%
602,415	Bucyrus International, Inc., Cl A(b)(d)	53,711,321
307,773	Hawk Corp., Cl A(a)	15,379,417
230,727	Portec Rail Products, Inc.	2,676,433
177,758	Thermadyne Holdings Corp.(a)	2,657,482

		74,424,653

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 91.89% (Continued)	Value

	Medical Products & Services — 9.43%
427,249	Alcon, Inc.(b)(d)	$67,184,905
1,398,799	BMP Sunstone Corp.(a)(b)	13,820,134
2,006,708	Clarient, Inc.(a)	10,033,540
7,112,267	King Pharmaceuticals, Inc.(a)	100,638,578
2,619,660	Nighthawk Radiology Holdings, Inc.(a)(b)	17,001,593
10,000	St. Jude Medical, Inc.(a)(d)	386,900

		209,065,650

	Metals & Mining — 4.80%
12,526,965	Andean Resources Ltd.(a)	79,224,326
999,539	Capital Gold Corp.(a)	4,607,875
3,532,705	Citadel Resource Group Ltd.(a)	1,693,222
92,123	Equinox Minerals Ltd.(a)	496,434
24,960,676	Farallon Mining Ltd.(a)	18,972,254
160,607	Terra Nova Royalty Corp.(a)	1,318,583

		106,312,694

	Miscellaneous Business Services — 1.83%
326,923	Comforce Corp.(a)	814,038
2,977,205	Internet Brands, Inc., Cl A(a)(b)	39,686,143

		40,500,181

	Oil-Field Services — 1.23%
765,223	T-3 Energy Services, Inc.(a)(b)	27,203,678

	Paper & Paper Products — 1.02%
1,893,737	Cellu Tissue Holdings, Inc.(a)(b)	22,573,345

	Personal Products — 3.61%
2,147,972	Alberto-Culver Co., Cl B(d)	79,904,558

	Petroleum Exploration & Production — 3.22%
5,792,851	American Oil & Gas, Inc.(a)(b)	55,727,227
212,979	Apollo Gas Ltd.(a)	183,745
356,600	Atlas Energy, Inc.(a)	15,315,970

		71,226,942

	Public Thoroughfares — 2.56%
38,985,001	Intoll Group(c)	56,803,844

	Real Estate — 1.10%
3,432,411	Parkbridge Lifestyles Communities, Inc.	24,383,431

	SemiConductors — 2.23%
447,227	CPI International, Inc.(a)	8,653,842
2,649,412	LTX-Credence Corp.(a)(b)	20,877,367
4,295,372	Microtune, Inc.(a)	12,542,486
1,038,931	Nu Horizons Electronics Corp.(a)	7,230,960

		49,304,655

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 91.89% (Continued)	Value

	Software — 6.15%
4,437,250	Art Technology Group, Inc.(a)(b)	$26,490,383
1,516,364	McAfee, Inc.(a)(b)(d)	71,041,653
6,481,615	Novell, Inc.(a)(b)	38,630,425
804,867	SoftBrands, Inc.(a)(e)	—

		136,162,461

	Specialty Retail — 0.66%
336,700	J Crew Group, Inc.(a)(d)	14,720,524

	Telephones & Telecommunications — 4.77%
4,892,274	ADC Telecommunications, Inc.(a)	62,229,725
1,304,045	CommScope, Inc.(a)(b)	41,220,863
872,011	Sunrise Telecom, Inc.(a)	348,804
671,582	TTI Team Telecom International Ltd.(a)(c)	1,954,304

		105,753,696

	Transportation Services — 3.83%
1,535,232	Dollar Thrifty Automotive Group, Inc.(a)(b)(d)	70,497,854
592,275	Dynamex, Inc.(a)	14,303,441

		84,801,295

	Wireless Telecommunication Services — 2.70%
1,952,992	Syniverse Holdings, Inc.(a)(b)	59,683,435

	Total Common Stock (Cost $2,033,097,413)	$2,035,609,471

Contracts	PUT OPTION CONTRACTS(a) — 0.47%	Value

	Airgas, Inc.,
3,495	01/11 at $60	$1,135,875
4,964	01/11 at $65	2,928,760
243	01/11 at $68	185,895
	Alcon, Inc.,
500	12/10 at $165	436,250
1,492	01/11 at $160	1,055,590
	Dollar Thrifty Automotive Group, Inc.,
11	12/10 at $45	495
	Genzyme Corp.,
3,709	01/11 at $68	719,546
	Potash Corp. of Saskatchewan, Inc.,
1,662	01/11 at $165	3,751,965
	SPDR S&P 500 ETF Trust,
499	12/10 at $115	68,613
498	12/10 at $116	82,917

	Total Put Option Contracts (Cost $8,657,800)	$10,365,906

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
November 30, 2010 (Unaudited)

Shares	EXCHANGE TRADED NOTE — 0.03%	Value

15,624	iPATH S&P 500 VIX Short-Term Futures ETN(a)(d) (Cost $1,027,302)	$770,107

Shares	RIGHTS — 0.01%	Value

595,405	Emergent Biosolutions(a)(c) (Cost $173,313)	$142,004

Contracts	CALL OPTION CONTRACTS(a) — 0.00%	Value

	Dynegy, Inc.,
2,687	12/10 at $6	$13,435
	Potash Corp. of Saskatchewan, Inc.,
625	12/10 at $150	80,000

	Total Call Option Contracts (Cost $494,884)	$93,435

Shares	MONEY MARKET FUND(f) — 12.66%	Value

	State Street Institutional Liquid Reserves Fund, 0.010%
280,556,060	(Cost $280,556,060)	$280,556,060

	Total Investments at Value — 105.06% (Cost $2,324,006,772)	$2,327,536,983

As of November 30, 2010, the Fund had equity swap contracts outstanding as follows:

		Unrealized
		Appreciation
Shares		(Depreciation)

6,890,447	BlueBay Asset Management Plc, Equity Swap (Counterparty: UBS) (Cost: $52,173,583, Market Value $51,772,660) Terminating 11/16/11-12/28/11	$(400,923)
1,489,149	Caledon Resources Plc, Equity Swap (Counterparty: Goldman Sachs International) (Cost: $2,364,401, Market Value $2,478,209) Terminating 11/15/11	113,808
200,000	Chrysalis Group Plc, Equity Swap (Counterparty: UBS) (Cost: $492,358, Market Value $491,944) Terminating 12/28/11	(414)
600,000	Clipper Windpower Plc, Equity Swap (Counterparty: UBS) (Cost: $601,222, Market Value $602,585) Terminating 11/16/11	1,363

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
November 30, 2010 (Unaudited)

		Unrealized
		Appreciation
Shares		(Depreciation)

106,170	Dart Energy Ltd., Equity Swap (Counterparty: Goldman Sachs International) (Cost: $65,269, Market Value $120,094) Terminating 07/27/11	$54,825
25,000	Gloucester Coal Ltd., Equity Swap (Counterparty: Goldman Sachs International) (Cost: $232,913, Market Value $248,996) Terminating 09/23/11	16,083
124,588	KHD Humboldt Wedag International AG, Equity Swap (Counterparty: Goldman Sachs International) (Cost: $788,950, Market Value $978,016) Terminating 06/01/11	189,066
6,000,000	Spice Plc, Equity Swap(c) (Counterparty: Goldman Sachs International) (Cost: $6,483,029, Market Value $6,532,288) Terminating 10/05/11	49,259
249,350	Terra Nova Royalty Corp. ADR, Equity Swap (Counterparty: Goldman Sachs International) (Cost: $2,210,064, Market Value $2,047,163) Terminating 06/01/11	(162,901)
75,000	Wellstream Holdings Plc, Equity Swap (Counterparty: UBS) (Cost: $884,353, Market Value $855,030) Terminating 11/16/11	(29,323)

	(Total Cost $66,296,142, Total Market Value $66,126,985)	$(169,157)

Percentages are based on net assets of $2,215,376,850.

(a)	Non-income producing security.

(b)	All or a portion of the shares have been committed as collateral for open short positions.

(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2010, the total market value of these securities was $98,434,595, representing 4.4% of net assets.

(d)	Underlying security for a written/purchased call/put option.

(e)	Security considered illiquid. On November 30, 2010, the total market value of this security was $0 and represented 0% of net assets.

(f)	Rate shown is the 7-day effective yield as of November 30, 2010.

(g)	This security was issued for possible settlement of pending litigation and does not have an expiration date.
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
ETN — Exchange Traded Note
Ltd. — Limited
Plc — Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipts
Amounts designated as “—” are either $0 or have been rounded to $0.
See accompanying notes to financial statements.

THE ARBITRAGE FUND
Schedule of Securities Sold Short
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 11.80%	Value

	Advertising Services — 0.00%
968	Aegis Group Plc(a)	$1,987

	Banks — 0.12%
117,877	Berkshire Hills Bancorp, Inc.(a)	2,365,791
3,303	M&T Bank Corp.(a)(b)	254,199

		2,619,990

	Biotechnology — 0.04%
27,900	Crucell NV(a)(b)	868,977

	Electrical Services — 2.90%
1,389,978	FirstEnergy Corp.(a)(b)	48,802,128
4,391,020	RRI Energy, Inc.(a)	15,456,390

		64,258,518

	Financial Services — 1.42%
2,537,387	First Niagara Financial Group, Inc.(a)	31,425,538

	Insurance — 0.23%
1,027,639	AMP Ltd.(a)	4,974,719

	Machinery — 0.94%
672,740	Robbins & Myers, Inc.(a)(b)	20,861,667

	Medical Products & Services — 0.47%
195,075	Novartis AG(a)(b)	10,418,956

	Metals & Mining — 2.90%
145,608	Allegheny Technologies, Inc.(a)(b)	7,527,934
211,828	Equinox Minerals Ltd.(a)	1,147,277
139,696	Gammon Gold, Inc.(a)(b)	934,566
1,203,144	Goldcorp, Inc.(a)(b)	54,756,645

		64,366,422

	Oil & Gas — Integrated — 2.02%
640,313	Hess Corp.(a)(b)	44,853,926

	Pipelines — 0.03%
23,920	Atlas Pipeline Partners LP(a)	569,057
1,339	Enterprise Products Partners LP(a)	56,345

		625,402

	SemiConductors — 0.61%
1,574,585	Verigy Ltd.(a)(b)	13,478,448

	Software — 0.12%
74,700	VeriFone Systems, Inc.(a)(b)	2,595,825

	Total Common Stock (Proceeds $251,561,733)	$261,350,375

THE ARBITRAGE FUND
Schedule of Securities Sold Short (Continued)
November 30, 2010 (Unaudited)

Shares	EXCHANGE TRADED FUND — 1.88%	Value

352,601	SPDR S&P 500 ETF Trust(b) (Proceeds $41,714,035)	$41,776,166

	Total Securities Sold Short — 13.68%(Proceeds $293,275,768)	$303,126,541

Percentages are based on net assets of $2,215,376,850.

(a)	Non-income producing security.

(b)	Underlying security for a written/purchased call/put option.
ETF — Exchange Traded Fund
LP — Limited Partnership
Ltd. — Limited
Plc — Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipts
See accompanying notes to financial statements.

THE ARBITRAGE FUND
Schedule of Open Options Written
November 30, 2010 (Unaudited)

Contracts	WRITTEN PUT OPTIONS(a) — 0.17%	Value

	Airgas, Inc.,
1,189	01/11 at $50	$68,367
2,839	01/11 at $55	447,142
5,307	01/11 at $58	1,167,540
	Alcon, Inc.,
995	12/10 at $160	485,063
	Atlas America, Inc.,
398	12/10 at $40	5,970
99	12/10 at $41	1,980
1,149	12/10 at $42	17,235
522	12/10 at $43	20,880
	AXA Asia Pacific Holdings Ltd.,
890	12/10 at $6	93,847
150	01/11 at $6	19,412
	Bucyrus International, Inc.,
224	12/10 at $85	3,248
250	01/11 at $80	6,250
2,065	01/11 at $85	82,600
827	01/11 at $90	88,902
	CommScope, Inc.,
5	12/10 at $30	50
11,460	12/10 at $31	143,250
300	12/10 at $32	19,500
	Dynegy, Inc., Cl A,
499	12/10 at $4	2,495
790	12/10 at $5	3,950
	Genzyme Corp.,
6,021	01/11 at $60	529,848
	J Crew Group, Inc.,
1,597	12/10 at $43	15,970
3,470	01/11 at $43	69,400
	McAfee, Inc.,
2,000	12/10 at $47	60,000
	Mirant Corp.,
2,094	12/10 at $10	73,290
	Potash Corp. of Saskatchewan, Inc.,
267	12/10 at $130	8,944
299	12/10 at $135	24,518
117	01/11 at $130	23,283
100	01/11 at $135	32,750

THE ARBITRAGE FUND
Schedule of Open Options Written (Continued)
November 30, 2010 (Unaudited)

Contracts	WRITTEN PUT OPTIONS(a) — 0.17% (Continued)	Value

	SPDR S&P 500 ETF Trust,
499	12/10 at $111	$31,687
498	12/10 at $112	38,595
423	12/10 at $117	85,446
423	12/10 at $118	102,789
324	12/10 at $119	94,122

	Total Written Put Options (Premiums Received $3,027,488)	$3,868,323

Contracts	WRITTEN CALL OPTIONS(a) — 0.60%	Value

	Airgas, Inc.,
1,278	12/10 at $68	$35,145
2,990	12/10 at $70	44,850
3,495	01/11 at $65	602,887
3,495	01/11 at $68	323,288
5,487	01/11 at $70	288,067
2,834	01/11 at $73	42,510
	Alberto-Culver Co.,
250	12/10 at $40	1,250
	Alcon, Inc.,
379	12/10 at $160	93,992
573	12/10 at $165	74,490
1,023	12/10 at $170	73,144
	Allegheny Technologies, Inc.,
1,374	12/10 at $46	831,270
1,374	12/10 at $47	714,480
478	12/10 at $48	210,320
100	12/10 at $49	36,000
198	12/10 at $50	58,410
	ArcSight, Inc.,
999	12/10 at $45	—
	ASX Ltd.,
15	12/10 at $37	17,902
55	12/10 at $38	49,032
40	12/10 at $38	24,924
	Atlas America, Inc.,
398	12/10 at $40	119,400
99	12/10 at $41	20,048
99	12/10 at $42	10,890
2,209	12/10 at $43	71,793
743	12/10 at $45	3,715
	AXA Asia Pacific Holdings Ltd.,
890	12/10 at $6	38,392
150	01/11 at $6	12,941

THE ARBITRAGE FUND
Schedule of Open Options Written (Continued)
November 30, 2010 (Unaudited)

Contracts	WRITTEN CALL OPTIONS(a) — 0.60% (Continued)	Value

	Bucyrus International, Inc.,
124	12/10 at $90	$744
2,790	01/11 at $90	68,355
	CommScope, Inc.,
11,266	12/10 at $31	901,280
1,770	12/10 at $32	48,675
	Crucell NV,
100	12/10 at $23	22,396
100	12/10 at $23	16,229
99	12/10 at $24	10,283
675	12/10 at $24	36,369
171	12/10 at $25	2,997
125	12/10 at $25	730
	Dollar Thrifty Automotive Group, Inc.,
2,683	12/10 at $46	160,980
1,939	12/10 at $47	58,170
1,073	12/10 at $48	16,095
	Draka Holding NV,
364	12/10 at $18	59,073
614	12/10 at $19	38,263
327	12/10 at $20	6,793
	Dynegy, Inc., Cl A,
790	12/10 at $5	47,400
15,716	12/10 at $5	353,610
	FirstEnergy Corp.,
1,184	12/10 at $35	76,960
1,357	12/10 at $36	37,318
	Foster’s Group Ltd.,
50	12/10 at $6	3,115
	Gammon Gold, Inc.,
200	12/10 at $8	2,000
	Genzyme Corp.,
3,239	12/10 at $70	770,882
2,029	12/10 at $73	198,842
899	12/10 at $75	32,813
2,212	01/11 at $73	486,640
999	01/11 at $75	114,885
	Goldcorp, Inc.,
600	12/10 at $42	228,000
848	12/10 at $43	249,736
497	12/10 at $44	108,346
696	12/10 at $45	106,836
1,504	12/10 at $46	154,160
1,497	12/10 at $47	98,802
496	12/10 at $48	20,832

THE ARBITRAGE FUND
Schedule of Open Options Written (Continued)
November 30, 2010 (Unaudited)

Contracts	WRITTEN CALL OPTIONS(a) — 0.60% (Continued)	Value

	Hess Corp.,
956	12/10 at $63	$743,290
593	12/10 at $65	327,632
204	12/10 at $70	40,902
409	12/10 at $75	17,791
	iPATH S&P 500 VIX Short-Term Futures ETN,
48	12/10 at $44	29,520
48	12/10 at $45	26,400
48	12/10 at $46	22,560
	Isilon Systems, Inc.,
278	12/10 at $34	1,390
2,494	12/10 at $35	12,470
	J Crew Group, Inc.,
1,697	12/10 at $45	25,455
3,470	01/11 at $43	511,825
	M&T Bank Corp.,
517	12/10 at $75	155,100
288	12/10 at $80	18,720
98	12/10 at $85	980
	McAfee, Inc.,
8,983	12/10 at $47	157,203
608	12/10 at $48	3,040
665	01/11 at $47	29,925
	Mirant Corp.,
2,094	12/10 at $10	57,585
	Novartis AG,
946	12/10 at $55	63,855
50	12/10 at $60	250
	Potash Corp. of Saskatchewan, Inc.,
698	12/10 at $140	394,370
945	12/10 at $145	271,687
190	12/10 at $165	3,515
1,662	01/11 at $165	202,764
	Robbins & Myers, Inc.,
140	12/10 at $30	20,300
	St. Jude Medical, Inc.,
100	12/10 at $40	3,500
	VeriFone Systems, Inc.,
803	12/10 at $31	333,245
1,231	12/10 at $32	406,230
1,515	12/10 at $33	397,687
1,159	12/10 at $34	231,800
1,015	12/10 at $35	147,175

THE ARBITRAGE FUND
Schedule of Open Options Written (Continued)
November 30, 2010 (Unaudited)

Contracts	WRITTEN CALL OPTIONS(a) — 0.60% (Continued)	Value

	Verigy Ltd.,
3,584	12/10 at $8	$232,960
894	12/10 at $9	8,940
579	01/11 at $8	40,530
	Wilmington Trust Corp.,
250	12/10 at $4	2,500

	Total Written Call Options (Premiums Received $14,944,602)	$13,280,845

	Total Open Options Written — 0.77%
	(Premiums Received $17,972,090)	$17,149,168

Percentages are based on net assets of $2,215,376,850.

(a)	Non-income producing security.
Cl — Class
ETF — Exchange Traded Fund
ETN — Exchange Traded Note
Ltd. — Limited
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipts
Amounts designated as “—” are either $0 or have been rounded to $0.
See accompanying notes to financial statements.

THE ARBITRAGE FUND
November 30, 2010 (Unaudited)
The following is a summary of the inputs used as of November 30, 2010, in valuing the Arbitrage Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total

ASSETS
Common Stock
Aerospace & Defense	$53,758,513	$—	$—	$53,758,513
Agricultural Products	—	9,684,536	—	9,684,536
Banks	58,591,417	9,076,032	—	67,667,449
Beverages	5,709,192	—	—	5,709,192
Biotechnology	115,964,548	—	—	115,964,548
Capital Goods	4,954,236	—	—	4,954,236
Chemicals	103,509,266	—	—	103,509,266
Coal	5,980,443	—	—	5,980,443
Commercial Services & Supplies	10,290,733	61,083	—	10,351,816
Computers & Computer Services	168,640,247	—	—	168,640,247
Construction & Engineering	1,266,046	—	—	1,266,046
Electrical Services	75,666,494	—	—	75,666,494
Electronic Measuring Instruments	26,221,841	—	—	26,221,841
Financial Services	5,635,459	—	—	5,635,459
Food Products	26,281,749	—	—	26,281,749
Independent Power Producers & Energy Trader	20,348,671	—	—	20,348,671
Insurance	150,480,390	20,663,533	—	171,143,923
Machinery	74,424,653	—	—	74,424,653
Medical Products & Services	209,065,650	—	—	209,065,650
Metals & Mining	106,312,694	—	—	106,312,694
Miscellaneous Business Services	40,500,181	—	—	40,500,181
Oil-Field Services	27,203,678	—	—	27,203,678
Paper & Paper Products	22,573,345	—	—	22,573,345
Personal Products	79,904,558	—	—	79,904,558
Petroleum Exploration & Production	71,226,942	—	—	71,226,942
Public Thoroughfares	—	56,803,844	—	56,803,844
Real Estate	24,383,431	—	—	24,383,431
SemiConductors	49,304,655	—	—	49,304,655
Software	136,162,461	—	—	136,162,461
Specialty Retail	14,720,524	—	—	14,720,524
Telephones & Telecommunications	103,799,392	1,954,304	—	105,753,696
Transportation Services	84,801,295	—	—	84,801,295
Wireless Telecommunication Services	59,683,435	—	—	59,683,435

	1,937,366,139	98,243,332	—	2,035,609,471
Put Option Contracts	10,365,906	—	—	10,365,906
Exchange Traded Note	770,107	—	—	770,107
Rights	—	142,004	—	142,004
Call Option Contracts	93,435	—	—	93,435
Money Market Fund	280,556,060	—	—	280,556,060
Unrealized Appreciation on Equity Swap Contracts	375,145	49,259	—	424,404
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	10,516,795	—	—	10,516,795

Total	$2,240,043,587	$98,434,595	$—	$2,338,478,182

THE ARBITRAGE FUND
November 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3	Total

LIABILITIES
Common Stock	$(261,350,375)	$—	$—	$(261,350,375)
Exchange Traded Fund	(41,776,166)	—	—	(41,776,166)
Written Put Options	(3,868,323)	—	—	(3,868,323)
Written Call Options	(13,280,845)	—	—	(13,280,845)
Unrealized Depreciation on Equity Swap Contracts	(593,561)	—	—	(593,561)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(12,868,012)	—	—	(12,868,012)

Total	$(333,737,282)	$—	$—	$(333,737,282)

For the six months ended November 30, 2010, transfers between Level 1 and Level 2 assets and liabilities totaled $61,083. This investment was considered a Level 1 investment at the beginning of the reporting period. The reason for the classification change was a fair value determination by the Fair Value Committee at the end of the reporting period.
See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio Information
November 30, 2010 (Unaudited)
Sector Weighting (as a percentage of total investments)
The following chart shows the sector weightings of the Arbitrage Event-Driven Fund’s investments in common stock, time deposit, purchased options and exchange traded note as of the report date.

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 96.09%	Value

	Aerospace & Defense — 3.42%
2,095	Ladish Co., Inc.(a)(b)	$98,339

	Banks — 3.83%
127	Cadence Financial Corp.(a)	312
240	Comm Bancorp, Inc.	10,258
81	First Franklin Corp.(a)	1,157
2,094	Industrial & Commercial Bank of China Asia Ltd.	7,915
397	LSB Corp.(c)	8,337
25	M&T Bank Corp.(d)	1,924
5,056	NewAlliance Bancshares, Inc.	67,447
593	Rome Bancorp, Inc.	6,701
1,525	Wilmington Trust Corp.	5,978

		110,029

	Beverages — 0.38%
2,000	Foster’s Group Ltd.	10,832

	Biotechnology — 3.61%
1,878	Crucell NV(a)(d)	58,492
638	Genzyme Corp.(a)(b)(d)	45,438

		103,930

	Chemicals — 4.12%
1,232	Airgas, Inc.(b)(d)	75,275
300	Potash Corp. of Saskatchewan, Inc.(b)(d)	43,125

		118,400

	Commercial Services & Supplies — 0.61%
3,237	MAC Services Group	11,977
1,018	Rock of Ages Corp.(a)	5,324

		17,301

	Computers & Computer Services — 9.75%
1,863	ActivIdentity Corp.(a)	6,055
1,573	Hypercom Corp.(a)	11,640
2,527	Isilon Systems, Inc.(a)(b)(d)	85,286
7,085	L-1 Identity Solutions, Inc.(a)(b)	83,816
210	TechTeam Global, Inc.(a)	1,749
9,641	Teleplan International NV	30,441
7,071	Voltaire Ltd.(a)	61,164

		280,151

	Electrical Services — 2.30%
2,068	Allegheny Energy, Inc.(b)	47,192
301	Baldor Electric Co.	19,056

		66,248

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments (Continued)
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 96.09% (Continued)	Value

	Electronic Measuring Instruments — 2.31%
15,700	BiolinScientific AB(a)	$25,459
1,891	Keithley Instruments, Inc.	40,789

		66,248

	Financial Services — 1.87%
337	ASX Ltd.	12,218
5,537	BlueBay Asset Management Plc	41,603

		53,821

	Food Products — 1.47%
1,041	Del Monte Foods Co.	19,498
3,500	GrainCorp Ltd.	22,882

		42,380

	Independent Power Producers & Energy Trader — 1.18%
3,426	Mirant Corp.(a)(d)	33,986

	Insurance — 8.48%
1,085	American International Group, Inc.(a)	44,815
525	American Physicians Service Group, Inc.(c)	17,063
17,187	AXA Asia Pacific Holdings Ltd.	101,653
247	CNA Surety Corp.(a)	5,804
4,538	First Mercury Financial Corp.(b)	74,332

		243,667

	Machinery — 1.83%
447	Bucyrus International, Inc., Cl A(b)(d)	39,854
129	Hawk Corp., Cl A(a)	6,446
336	Portec Rail Products, Inc.	3,898
163	Thermadyne Holdings Corp.(a)	2,437

		52,635

	Medical Products & Services — 11.38%
700	Alcon, Inc.(b)(d)	110,075
2,500	Allscripts Healthcare Solutions, Inc.(a)(d)	43,875
4,859	BMP Sunstone Corp.(a)	48,007
714	Clarient, Inc.(a)	3,570
6,194	King Pharmaceuticals, Inc.(a)	87,645
5,222	Nighthawk Radiology Holdings, Inc.(a)(b)	33,891

		327,063

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments (Continued)
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 96.09% (Continued)	Value

	Metals & Mining — 3.97%
11,308	Andean Resources Ltd.(a)	$71,515
1,600	Caledon Resources Plc(a)	2,663
917	Capital Gold Corp.(a)	4,227
3,300	Equinox Minerals Ltd.(a)	17,783
19,513	Farallon Mining Ltd.(a)	14,832
376	Terra Nova Royalty Corp.(a)	3,087

		114,107

	Miscellaneous Business Services — 1.25%
293	Comforce Corp.(a)	730
2,634	Internet Brands, Inc., Cl A(a)	35,111

		35,841

	Oil-Field Services — 2.21%
1,784	T-3 Energy Services, Inc.(a)	63,421

	Paper & Paper Products — 0.65%
1,575	Cellu Tissue Holdings, Inc.(a)(b)	18,774

	Personal Products — 2.69%
1,694	Alberto-Culver Co., Cl B(b)	63,017
500	Avon Products, Inc.	14,280

		77,297

	Petroleum Exploration & Production — 4.03%
4,887	American Oil & Gas, Inc.(a)(b)	47,013
496	Apollo Gas Ltd.(a)	428
1,130	Atlas Energy, Inc.(a)	48,534
500	Woodside Petroleum Ltd.	20,107

		116,082

	Public Thoroughfares — 1.81%
35,754	Intoll Group(c)	52,096

	Real Estate — 1.39%
5,604	Parkbridge Lifestyles Communities, Inc.	39,810

	Real Estate Investment Trust — 1.52%
2,700	General Growth Properties, Inc.(d)	43,713

	SemiConductors — 5.59%
1,782	CPI International, Inc.(a)	34,482
10,662	LTX-Credence Corp.(a)(b)	84,016
3,858	Microtune, Inc.(a)	11,265
4,458	Nu Horizons Electronics Corp.(a)	31,028

		160,791

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments (Continued)
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 96.09% (Continued)	Value
	Software — 4.91%
5,772	Art Technology Group, Inc.(a)	$34,459
1,241	McAfee, Inc.(a)(b)(d)	58,141
8,156	Novell, Inc.(a)(b)	48,610

		141,210

	Specialty Retail — 0.91%
600	J Crew Group, Inc.(a)(d)	26,232

	Telephones & Telecommunications — 3.46%
5,090	ADC Telecommunications, Inc.(a)	64,745
1,100	CommScope, Inc.(a)(b)(d)	34,771

		99,516

	Transportation Services — 3.34%
1,389	Dollar Thrifty Automotive Group, Inc.(a)(b)(d)	63,783
1,331	Dynamex, Inc.(a)	32,144

		95,927

	Wireless Telecommunication Services — 1.82%
1,715	Syniverse Holdings, Inc.(a)(b)	52,410

	Total Common Stock (Cost $2,778,912)	$2,762,257

Face
Amount	CONVERTIBLE BONDS — 6.64%	Value
$75,000	Atlas Energy Operating Co. LLC 10.75%, 02/01/18	$91,406
100,000	King Pharmaceuticals, Inc. 1.25%, 04/01/26	99,500

	Total Convertible Bonds (Cost $192,060)	$190,906

Shares	EXCHANGE TRADED NOTE — 0.56%	Value
325	iPATH S&P 500 VIX Short-Term Futures ETN(a)(d) (Cost $17,388)	$16,020

Contracts	PUT OPTION CONTRACTS (a) — 0.40%	Value
	Airgas, Inc.,
2	01/11 at $60	$650
7	01/11 at $65	4,130
1	01/11 at $68	765
	Alcon, Inc.,
4	01/11 at $160	2,830

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments (Continued)
November 30, 2010 (Unaudited)

Contracts	PUT OPTION CONTRACTS(a) — 0.40% (Continued)	Value
3	Genzyme Corp., 01/11 at $68	$582
1	Potash Corp. of Saskatchewan, Inc., 01/11 at $165	2,257
1	SPDR S&P 500 ETF Trust, 12/10 at $116	167

	Total Put Option Contracts (Cost $8,299)	$11,381

Contracts	CALL OPTION CONTRACT(a) — 0.04%	Value
30	BP Plc, 01/11 at $45 (Cost $5,306)	$1,080

Shares	RIGHTS — 0.00%	Value
546	Emergent Biosolutions(a)(c) (Cost $162)	$130

Face
Amount	TIME DEPOSIT(e) — 1.07%	Value
$30,744	State Street Bank, 0.010% (Cost $30,744)	$30,744

	Total Investments at Value — 104.80% (Cost $3,032,871)	$3,012,518

Percentages are based on net assets of $2,874,645.

(a) Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c) Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2010, the total market value of these securities was $77,626, representing 2.7%% of net assets.

(d) Underlying security for a written/purchased call/put option.

(e) Rate shown is the simple yield as of November 30, 2010.

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

LLC — Limited Liability Company

Ltd. — Limited

Plc — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts
See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Securities Sold Short
November 30, 2010 (Unaudited)

Shares	COMMON STOCK — 12.84%	Value
	Banks — 0.42%
234	Berkshire Hills Bancorp, Inc.(a)	$4,697
829	FNB Corp.(a)	7,270

		11,967

	Electrical Services — 1.19%
970	FirstEnergy Corp.(a)(b)	34,057
76	RRI Energy, Inc.(a)	267

		34,324

	Financial Services — 2.06%
4,781	First Niagara Financial Group, Inc.(a)	59,213

	Independent Power Producers & Energy Trader — 1.00%
2,900	Mirant Corp.(a)(b)	28,768

	Insurance — 1.74%
1,085	American International Group, Inc.(a)	44,800
1,056	AMP Ltd.(a)	5,112

		49,912

	Machinery — 1.72%
1,597	Robbins & Myers, Inc.(a)	49,523

	Medical Products & Services — 0.06%
30	Novartis AG(a)(b)	1,603

	Metals & Mining — 1.61%
220	Allegheny Technologies, Inc.(a)(b)	11,374
109	Gammon Gold, Inc.(a)	729
750	Goldcorp, Inc.(a)(b)	34,183

		46,286

	Oil & Gas — Integrated — 1.39%
571	Hess Corp.(a)(b)	39,998

	SemiConductors — 1.65%
5,541	Verigy Ltd.(a)(b)	47,431

	Total Common Stock (Proceeds $364,057)	$369,025

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Securities Sold Short (Continued)
November 30, 2010 (Unaudited)

Shares	EXCHANGE TRADED FUND — 2.52%	Value
611	SPDR S&P 500 ETF Trust(b) (Proceeds $75,028)	$72,391

	Total Securities Sold Short — 15.36% (Proceeds $439,085)	$441,416

Percentages are based on net assets of $2,874,645.

(a) Non-income producing security.

(b) Underlying security for a written/purchased call/put option.

ETF — Exchange Traded Fund

Ltd. — Limited

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts
See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Open Options Written
November 30, 2010 (Unaudited)

Contracts	WRITTEN PUT OPTIONS(a) — 0.36%	Value
	Airgas, Inc.,
2	01/11 at $50	$115
4	01/11 at $55	630
8	01/11 at $58	1,760
	Alcon, Inc.,
2	12/10 at $160	975
	Atlas America, Inc.,
1	12/10 at $40	15
1	12/10 at $41	20
6	12/10 at $42	90
2	12/10 at $43	80
	BP Plc,
20	12/10 at $42	4,560
	Bucyrus International, Inc.,
1	01/11 at $85	40
1	01/11 at $90	107
	CommScope, Inc.,
11	12/10 at $31	137
	Genzyme Corp.,
6	01/11 at $60	528
	J Crew Group, Inc.,
1	12/10 at $43	10
6	01/11 at $43	120
	McAfee, Inc.,
1	12/10 at $47	30
	Mirant Corp.,
5	12/10 at $10	175
	Potash Corp. of Saskatchewan, Inc.,
1	12/10 at $130	34
1	01/11 at $135	328
	SPDR S&P 500 ETF Trust,
1	12/10 at $112	78
1	12/10 at $117	202
1	12/10 at $118	243

	Total Written Put Options (Premiums Received $5,746)	$10,277

Contracts	WRITTEN CALL OPTIONS(a) — 0.81%	Value
	Airgas, Inc.,
2	12/10 at $68	$55
4	12/10 at $70	60
2	01/11 at $65	345
2	01/11 at $68	185
7	01/11 at $70	368
3	01/11 at $73	45

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Open Options Written (Continued)
November 30, 2010 (Unaudited)

Contracts	WRITTEN CALL OPTIONS(a) — 0.81% (Continued)	Value
	Alcon, Inc.,
1	12/10 at $160	$248
1	12/10 at $165	130
1	12/10 at $170	71
	Allegheny Technologies, Inc.,
2	12/10 at $46	1,210
2	12/10 at $47	1,040
2	12/10 at $48	880
1	12/10 at $49	360
1	12/10 at $50	295
	Allscripts Healthcare Solutions, Inc.,
25	12/10 at $18	1,313
	Atlas America, Inc.,
1	12/10 at $40	300
1	12/10 at $41	203
1	12/10 at $42	110
9	12/10 at $43	292
3	12/10 at $45	15
	BP Plc,
30	01/11 at $49	330
	Bucyrus International, Inc.,
2	01/11 at $90	49
	CommScope, Inc.,
11	12/10 at $31	880
	Crucell NV,
1	12/10 at $24	104
	Dollar Thrifty Automotive Group, Inc.,
3	12/10 at $46	180
3	12/10 at $47	90
1	12/10 at $48	15
	FirstEnergy Corp.,
2	12/10 at $35	130
3	12/10 at $36	83
	General Growth Properties, Inc.,
27	12/10 at $15	3,510
	Genzyme Corp.,
4	12/10 at $70	952
2	12/10 at $73	196
3	01/11 at $75	345

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Open Options Written (Continued)
November 30, 2010 (Unaudited)

Contracts	WRITTEN CALL OPTIONS(a) — 0.81% (Continued)	Value
	Goldcorp, Inc.,
1	12/10 at $42	$380
1	12/10 at $43	294
1	12/10 at $44	218
2	12/10 at $45	307
1	12/10 at $46	102
2	12/10 at $47	132
2	12/10 at $48	84
	Hess Corp.,
1	12/10 at $63	778
	iPATH S&P 500 VIX Short-Term Futures ETN,
1	12/10 at $44	615
1	12/10 at $45	550
1	12/10 at $46	470
	Isilon Systems, Inc.,
2	12/10 at $35	10
	J Crew Group, Inc.,
1	12/10 at $45	15
6	01/11 at $43	885
	M&T Bank Corp.,
1	12/10 at $80	65
1	12/10 at $85	10
	McAfee, Inc.,
10	12/10 at $47	175
	Mirant Corp.,
5	12/10 at $10	137
	Novartis AG,
2	12/10 at $55	135
	Potash Corp. of Saskatchewan, Inc.,
1	12/10 at $140	565
2	12/10 at $145	575
1	01/11 at $165	122
	VeriFone Systems, Inc.,
1	12/10 at $31	415
1	12/10 at $32	330
1	12/10 at $33	262
1	12/10 at $35	145

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Open Options Written (Continued)
November 30, 2010 (Unaudited)

Contracts	WRITTEN CALL OPTIONS(a) — 0.81% (Continued)	Value
	Verigy Ltd.,
17	12/10 at $8	$1,105
3	12/10 at $9	30
1	01/11 at $8	70

	Total Written Call Options (Premiums Received $25,212)	$23,370

	Total Open Options Written — 1.17% (Premiums Received $30,958)	$33,647

Percentages are based on net assets of $2,874,645.

(a) Non-income producing security.

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

Plc — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts
See accompanying notes to financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND
November 30, 2010 (Unaudited)
The following is a summary of the inputs used as of November 30, 2010, in valuing the Arbitrage Event-Driven Fund’s investments carried at value:

ASSETS	Level 1	Level 2	Level 3	Total

Common Stock
Aerospace & Defense	$98,339	$—	$—	$98,339
Banks	101,692	8,337	—	110,029
Beverages	10,832	—	—	10,832
Biotechnology	103,930	—	—	103,930
Chemicals	118,400	—	—	118,400
Commercial Services & Supplies	17,301	—	—	17,301
Computers & Computer Services	280,151	—	—	280,151
Electrical Services	66,248	—	—	66,248
Electronic Measuring Instruments	66,248	—	—	66,248
Financial Services	53,821	—	—	53,821
Food Products	42,380	—	—	42,380
Independent Power Producers & Energy Trader	33,986	—	—	33,986
Insurance	226,604	17,063	—	243,667
Machinery	52,635	—	—	52,635
Medical Products & Services	327,063	—	—	327,063
Metals & Mining	114,107	—	—	114,107
Miscellaneous Business Services	35,841	—	—	35,841
Oil-Field Services	63,421	—	—	63,421
Paper & Paper Products	18,774	—	—	18,774
Personal Products	77,297	—	—	77,297
Petroleum Exploration & Production	116,082	—	—	116,082
Public Thoroughfares	—	52,096	—	52,096
Real Estate	39,810	—	—	39,810
Real Estate Investment Trust	43,713	—	—	43,713
SemiConductors	160,791	—	—	160,791
Software	141,210	—	—	141,210
Specialty Retail	26,232	—	—	26,232
Telephones & Telecommunications	99,516	—	—	99,516
Transportation Services	95,927	—	—	95,927
Wireless Telecommunication Services	52,410	—	—	52,410

	2,684,761	77,496	—	2,762,257
Convertible Bonds	—	190,906	—	190,906
Exchange Traded Note	16,020	—	—	16,020
Put Option Contracts	11,381	—	—	11,381
Call Option Contracts	1,080	—	—	1,080
Rights	—	130	—	130
Time Deposit	30,744	—	—	30,744
Unrealized Appreciation on Forward Foreign
Currency Exchange Contracts	14,701	—	—	14,701

Total	$2,758,687	$268,532	$—	$3,027,219

THE ARBITRAGE EVENT-DRIVEN FUND
November 30, 2010 (Unaudited)

LIABILITIES	Level 1	Level 2	Level 3	Total

Common Stock	$(369,025)	$—	$—	$(369,025)
Exchange Traded Fund	(72,391)	—	—	(72,391)
Written Put Options	(10,277)	—	—	(10,277)
Written Call Options	(23,370)	—	—	(23,370)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(1,893)	—	—	(1,893)

Total	$(476,956)	$—	$—	$(476,956)

See accompanying notes to financial statements.

THE ARBITRAGE FUNDS
Notes to the Financial Statements
November 30, 2010 (Unaudited)
1. Organization and Significant Accounting Policies
The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The two series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), and The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer two classes of shares. Class R shares and Class I shares of the Arbitrage Fund commenced operations on September 18, 2000 and October 17, 2003, respectively. Class R shares and Class I shares of the Event-Driven Fund commenced operations on October 1, 2010.
The investment objective of the Arbitrage Fund is to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations.
The Funds’ two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of each Fund’s average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.
The following is a summary of the Funds’ significant accounting policies:
Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Valuation of investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 6). As of November 30, 2010, the Arbitrage Fund’s market value of securities valued in accordance with the fair value procedures was $98,434,595 and represented 4.4% of net assets of the Arbitrage Fund. As of November 30, 2010, the Event-Driven Fund’s market value of securities valued in accordance with the fair value procedures was $77,626 and represented 2.7% of net assets of the Event-Driven Fund.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
For the period ended November 30, 2010, there have been no significant changes to the Funds’ fair value methodologies.
Share valuation and redemption fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the six months ended November 30, 2010, proceeds from redemption fees in the Arbitrage Fund were $5,959 in Class R and $9,332 in Class I. For the period from October 1, 2010 (commencement of operations) to November 30, 2010, proceeds from redemption fees in the Event-Driven Fund were $0 in Class R and $62 in Class I.
Investment income — Interest income and interest rebate expense is accrued as earned. Dividend income and expense are recorded on the ex-dividend date.
Dividends and distributions to shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds.
Allocation between classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.
Security transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.
Short positions — The Funds may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
Written option transactions — The Funds may write (sell) covered call options to hedge portfolio investments and to reduce the risks associated with some of its investments. Put options may also be written by the Funds as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Funds write (sell) an option, an amount equal to the premium received by the Funds is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).
Equity swap contracts — The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. As of November 30, 2010, the Arbitrage Fund had long equity swap contracts outstanding with net unrealized depreciation of $169,157. The Event-Driven Fund had no equity swap contracts outstanding as of November 30, 2010.
Foreign currency exchange contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Offering costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Event-Driven Fund. As of November 30, 2010, $38,217 of offering costs remains to be amortized for the Event-Driven Fund.
Federal income tax — It is the Funds’ policy to continue to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.
The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either temporary or permanent in nature and are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid—in capital as appropriate in the period that the differences arise.
Permanent differences between the Arbitrage Fund’s financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, investments in Passive Foreign Investment Companies, investments in Master Limited Partnerships, reclassification of short sale related dividend expense to capital loss and non-deductible excise tax. These have no effect on the Arbitrage Fund’s net assets or net asset value per share.
The tax character of dividends and distributions declared during the years ended May 31, 2010 and May 31, 2009 for the Arbitrage Fund was as follows:

Year	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions

5/31/10	$16,172,344	$—	$16,172,344
5/31/09	8,398,398	—	8,398,398

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
As of May 31, 2010, the Arbitrage Fund’s components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$44,801,302
Undistributed long-term capital gain	17,482
Net unrealized depreciation	(68,393,599)
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	10,406,089
Other temporary differences	(10,437,042)

Total accumulated losses	$(23,605,768)

The following information is computed on a tax basis for each item as of November 30, 2010:

		Arbitrage
	Arbitrage	Event-Driven
	Fund	Fund
Cost of portfolio investments (including securities sold short and written options)	$2,012,758,914	$2,562,828

Gross unrealized appreciation	$39,726,606	$45,312
Gross unrealized depreciation	(45,224,246)	(70,685)

Net unrealized depreciation	$(5,497,640)	$(25,373)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
2. Investment Transactions
During the six months ended November 30, 2010 for the Arbitrage Fund and the period from October 1, 2010 (commencement of operations) to November 30, 2010 for the Event-Driven Fund, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

		Arbitrage
		Event-Driven
	Arbitrage Fund	Fund
Purchases	$4,936,428,590	$5,273,872
Sales and Maturities	3,061,173,998	1,847,128

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
3. Line of Credit
The Trust, on behalf of the Funds, entered into an agreement which enables the Funds to participate in a $100,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company (the “Custodian”). Borrowings will be made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is payable at the end of each calendar quarter. The Trust accrues, on behalf of each of the Funds on a several basis, the commitment fee on the unused portion of the line of credit. Such fees are included in custodian and bank service fees on the Statements of Operations. Prior to September 24, 2010, the line of credit was $25,000,000 for the Trust.
The Arbitrage Fund did not have outstanding borrowings at November 30, 2010 or at any time during the six months ended November 30, 2010. Commitment fees accrued under the line of credit for the Arbitrage Fund during the six months ended November 30, 2010 was $2,319 and is shown as line of credit interest expense on the Arbitrage Fund’s Statement of Operations.
The Event-Driven Fund did not have outstanding borrowings or commitment fees at November 30, 2010 or at any time during the period from October 1, 2010 (commencement of operations) to November 30, 2010.
4. Transactions with Affiliates
INVESTMENT ADVISORY AGREEMENT
The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”) under the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund’s average daily net assets.
The Adviser has contractually agreed, at least until August 31, 2015, to waive its advisory fee and/or reimburse the Funds’ other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.69% of the Funds’ average daily net assets attributable to Class R shares and 1.44% of the Funds’ average daily net assets attributable to Class I shares.

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
The Adviser is permitted to recapture fees waived to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser can recapture any fees it has waived after October 1, 2009 within a three-year period subject to the applicable annual rate of 1.69% for Class R shares and 1.44% for Class I shares. As of November 30, 2010, no fees were available to be recaptured for the Arbitrage Fund. As of November 30, 2010, the Adviser may in the future recapture from the Event-Driven Fund fees waived and reimbursed totaling $29,470 of which $29,470 expires November 30, 2013.
Certain officers of the Trust are also officers of the Adviser. The Vice President of the Trust also serves as Chief Compliance Officer (“CCO”) of the Trust and of the Adviser. The Funds pay the Adviser 50% of the CCO’s salary for providing CCO services.
ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, as amended on July 20, 2010 (the “Administration Agreement”), SEI Investments Global Funds Services (“SEIGFS”) supplies administrative and fund accounting services to the Funds, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, SEIGFS receives a monthly fee at an annual rate of 0.10% of the Arbitrage Fund’s average daily net assets on the first $250 million; 0.095% of such assets on the next $250 million; and 0.08% of such assets in excess of $500 million, subject to a minimum annual fee of $225,000 for the Arbitrage Fund for the period beginning September 1, 2009 and ending August 31, 2011. SEIGFS receives a monthly fee at an annual rate of 0.08% of the Event-Driven Fund’s average daily net assets on the first $300 million; 0.075% on net assets between $300 million and $800 million; and 0.06% of such assets in excess of $800 million. For the period ended November 30, 2010, SEIGFS was paid $739,388 and $270 by the Arbitrage Fund and Event-Driven Fund, respectively, under the Administration Agreement.
Certain officers of the Trust are also officers of SEIGFS. Such officers are paid no fees by the Trust for serving as officers of the Trust.
TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and DST Systems, Inc. (“DST”), DST maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Arbitrage Fund and Event-Driven Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, DST receives from the Funds a monthly complex minimum fee, including two cusips, at an annual rate of $65,000 per year. For each cusip thereafter, an additional fee is applied at a minimum fee of $10,000 per cusip per year.

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
DISTRIBUTION AGREEMENT
The Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Class R shares, which permits Class R to reimburse the Adviser, SEI Investments Distribution Co. (the “Distributor”) and others monthly for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may compensate any broker-dealer with whom the distributor or the Funds, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% annually of the average daily net assets allocable to Class R shares. During the six months ended November 30, 2010, the Arbitrage Fund paid Class R distribution expenses of $1,054,347 pursuant to the Plan. During the period from October 1, 2010 (commencement of operations) to November 30, 2010, the Event-Driven Fund paid Class R distribution expenses of $73 pursuant to the Plan.
Under the terms of a Distribution Agreement between the Trust and the Distributor, the Distributor serves as principal underwriter and national distributor for the shares of the Funds. The Funds’ shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Funds. The Distributor is an affiliate of SEI Investments Global Funds Services.
5. Capital Share Transactions
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months
	Ended	Year
	November 30,	Ended
	2010	May 31,
	(Unaudited)	2010
Arbitrage Fund — Class R
Shares sold	19,877,323	56,490,655
Shares issued in reinvestment of distributions	—	673,937
Shares redeemed	(12,571,067)	(14,057,959)

Net increase in shares outstanding	7,306,256	43,106,633
Shares outstanding at beginning of period	60,749,495	17,642,862

Shares outstanding at end of period	68,055,751	60,749,495

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)

	Six Months
	Ended	Year
	November 30,	Ended
	2010	May 31,
	(Unaudited)	2010
Arbitrage Fund — Class I
Shares sold	62,379,916	43,139,200
Shares issued in reinvestment of distributions	—	522,890
Shares redeemed	(6,183,931)	(6,370,550)

Net increase in shares outstanding	56,195,985	37,291,540
Shares outstanding at beginning of period	45,922,475	8,630,935

Shares outstanding at end of period	102,118,460	45,922,475

Period
Ended
November 30,
2010*
(Unaudited)
Arbitrage Event-Driven Fund — Class R
Shares sold	38,676
Shares redeemed	(1,624)

Net increase in shares outstanding	37,052
Shares outstanding at beginning of period	—

Shares outstanding at end of period	37,052

Period
Ended
November 30,
2010*
(Unaudited)
Arbitrage Event-Driven Fund — Class I
Shares sold	246,429
Shares redeemed	(311)

Net increase in shares outstanding	246,118
Shares outstanding at beginning of period	—

Shares outstanding at end of period	246,118

*	Commenced operations on October 1, 2010.
6. Foreign Currency Translation
Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.
B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.
Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.
7. Contingencies and Commitments
The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
8. Securities Lending
In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan in the Funds as of November 30, 2010.

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
9. Derivative Contracts
Written Options — A summary of put and call option contracts written in the Arbitrage Fund during the six months ended November 30, 2010 is as follows:

	Option	Option
	Contracts	Premiums

Options outstanding at beginning of period	80,463	$10,086,217
Options written	716,595	78,166,752
Options canceled in a closing purchase transaction	(17,793)	(2,031,304)
Options exercised	(314,370)	(46,386,557)
Options expired	(287,488)	(21,863,018)

Options outstanding at end of period	177,407	$17,972,090

A summary of put and call option contracts written in the Event-Driven Fund during the period from October 1, 2010 (commencement of operations) to November 30, 2010 is as follows:

	Option	Option
	Contracts	Premiums

Options outstanding at beginning of period	—	$—
Options written	743	72,538
Options canceled in a closing purchase transaction	(34)	(4,818)
Options exercised	(203)	(22,249)
Options expired	(189)	(14,513)

Options outstanding at end of period	317	$30,958

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
Forward Currency Exchange Contracts — Goldman Sachs is the counterparty for all forward foreign currency exchange contracts in the Arbitrage Fund. As of November 30, 2010, the Arbitrage Fund had forward foreign currency exchange contracts outstanding as follows:

					Unrealized
		Currency		Currency	Appreciation
Settlement Date		to Deliver		to Receive	(Depreciation)

12/15/10	AUD	372,553,391	USD	355,357,070	$(1,049,091)
12/15/10	CAD	84,384,316	USD	82,216,280	12,413
12/15/10	CHF	2,349,800	USD	2,333,959	(9,035)
12/15/10	EUR	121,344,997	USD	162,816,076	5,282,455
12/15/10	GBP	3,273,288	USD	5,054,312	(36,062)
12/15/10	HKD	98,205,000	USD	12,659,310	9,837
12/15/10	NOK	310,700	USD	50,567	554
12/15/10	SEK	95,317,250	USD	13,609,942	58,170
12/15/10	USD	149,939,302	AUD	153,020,000	(3,551,504)
12/15/10	USD	14,341,470	CAD	14,635,000	(84,631)
12/15/10	USD	2,393,359	CHF	2,349,800	(50,365)
12/15/10	USD	87,926,323	EUR	65,845,000	(2,444,420)
12/15/10	USD	4,788,494	GBP	3,105,000	40,170
12/15/10	USD	52,322	NOK	310,700	(2,309)
12/15/10	USD	13,860,221	SEK	93,777,250	(527,399)

					$(2,351,217)

AUD — Australian Dollar	EUR — Euro	NOK — Norwegian Krone
CAD — Canadian Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	HKD — Hong Kong Dollar	USD — United States Dollar
Goldman Sachs is the counterparty for all forward foreign currency exchange contracts in the Event-Driven Fund. As of November 30, 2010, the Event-Driven Fund had forward foreign currency exchange contracts outstanding as follows:

					Unrealized
		Currency		Currency	Appreciation
Settlement Date		to Deliver		to Receive	(Depreciation)

12/15/10	AUD	246,900	USD	242,306	$6,107
12/15/10	CAD	100,000	USD	98,324	908
12/15/10	EUR	90,500	USD	124,391	6,902
12/15/10	GBP	32,900	USD	51,837	674
12/15/10	HKD	60,800	USD	7,838	7
12/15/10	SEK	184,200	USD	26,248	59
12/15/10	USD	3,910	CAD	4,000	(13)
12/15/10	USD	41,842	EUR	31,000	(1,597)
12/15/10	USD	6,735	GBP	4,200	(204)
12/15/10	USD	632	SEK	4,200	(35)

					$12,808

AUD — Australian Dollar	GBP — British Pound	SEK — Swedish Krona
CAD — Canadian Dollar	HKD — Hong Kong Dollar	USD — United States Dollar
EUR — Euro

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
Fair Value of Derivative Instruments — The fair value of derivative instruments in the Arbitrage Fund as of November 30, 2010, was as follows:

	Asset Derivatives		Liability Derivatives
	November 30, 2010		November 30, 2010
Derivatives Not Accounted	Statement of Assets	Fair	Statement of Assets	Fair
for as Hedging Instruments	and Liabilities Location	Value	and Liabilities Location	Value

Forward currency contracts	Unrealized appreciation on forward currency exchange contracts	$10,516,795	Unrealized depreciation on forward currency exchange contracts	$(12,868,012)
Equity swap contracts	Unrealized appreciation on equity swap contracts	424,404	Unrealized depreciation on equity swap contracts	(593,561)
Equity option contracts	Investments, at value	10,459,341	Written options, at value	(17,149,168)

Total Derivatives Not Accounted for as Hedging Instruments		$21,400,540		$(30,610,741)

The effect of derivative instruments on the Arbitrage Fund’s Statement of Operations for the six months ended November 30, 2010, was as follows:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income:

		Forward
Derivatives Not		Currency	Equity
Accounted for as	Option	Exchange	Swap
Hedging Instruments	Contracts	Contracts	Contracts	Total

Forward exchange contracts	$—	$(8,923,991)	$—	$(8,923,991)
Equity contracts	15,746,966	—	8,670,146	24,417,112

Total	$15,746,966	$(8,923,991)	$8,670,146	$15,493,121

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income:

		Forward
Derivatives Not		Currency	Equity
Accounted for as	Option	Exchange	Swap
Hedging Instruments	Contracts	Contracts	Contracts	Total

Forward exchange contracts	$—	$16,196,374	$—	$16,196,374
Equity contracts	1,589,201	—	1,803,966	3,393,167

Total	$1,589,201	$16,196,374	$1,803,966	$19,589,541

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
The fair value of derivative instruments in the Event-Driven Fund as of November 30, 2010, was as follows:

	Asset Derivatives		Liability Derivatives
	November 30, 2010		November 30, 2010
Derivatives Not Accounted	Statement of Assets	Fair	Statement of Assets	Fair
for as Hedging Instruments	and Liabilities Location	Value	and Liabilities Location	Value

Forward currency contracts	Unrealized appreciation on forward currency exchange contracts	$14,701	Unrealized depreciation on forward currency exchange contracts	$(1,893)
Equity option contracts	Investments, at value	12,461	Written options, at value	(33,647)

Total Derivatives Not Accounted for as Hedging Instruments		$27,162		$(35,540)

The effect of derivative instruments on the Event-Driven Fund’s Statement of Operations for the period from October 1, 2010 (commencement of operations) to November 30, 2010, was as follows:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income:

		Forward
Derivatives Not		Currency
Accounted for as	Option	Exchange
Hedging Instruments	Contracts	Contracts	Total

Forward exchange contracts	$—	$126	$126
Equity contracts	16,671	—	16,671

Total	$16,671	$126	$16,797

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income:

		Forward
Derivatives Not		Currency
Accounted for as	Option	Exchange
Hedging Instruments	Contracts	Contracts	Total

Forward exchange contracts	$—	$12,808	$12,808
Equity contracts	(3,833)	—	(3,833)

Total	$(3,833)	$12,808	$8,975

THE ARBITRAGE FUNDS
Notes to the Financial Statements (Continued)
November 30, 2010 (Unaudited)
10. Subsequent Event
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ARBITRAGE FUNDS
Disclosure of Fund Expenses (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ARBITRAGE FUNDS
Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning	Ending	Annualized
	Account Value	Account Value	Expense	Expenses Paid
	June 1, 2010	November 30, 2010	Ratios†	During Period*

The Arbitrage Fund — Class R
Based on Actual Fund Return	$1,000.00	$1,031.20	1.49%	$7.59
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.60	1.49%	$7.54

The Arbitrage Fund — Class I
Based on Actual Fund Return	$1,000.00	$1,033.10	1.24%	$6.32
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.85	1.24%	$6.28

†	The annualized expense ratios exclude dividend expense, interest rebate expense and line of credit expense incurred during the six-month period.

*	Expenses are equal to the annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning	Ending	Annualized
	Account Value	Account Value	Expense	Expenses Paid
	June 1, 2010	November 30, 2010	Ratios†	During Period*

The Arbitrage Fund — Class R
Based on Actual Fund Return	$1,000.00	$1,031.20	2.09%	$10.64
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.59	2.09%	$10.56

The Arbitrage Fund — Class I
Based on Actual Fund Return	$1,000.00	$1,033.10	1.84%	$9.38
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.84	1.84%	$9.30

†	The annualized expense ratios include dividend expense, interest rebate expense and line of credit expense incurred during the six-month period.

*	Expenses are equal to the annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ARBITRAGE FUNDS
Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning
	Account Value
	October 1, 2010	Ending	Annualized
	(commencement	Account Value	Expense	Expenses Paid
	of operations)	November 30, 2010	Ratios†	During Period

The Arbitrage Event-Driven Fund — Class R
Based on Actual Fund Return	$1,000.00	$1,015.00	1.72%	$2.75	*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.44	1.72%	$8.69	**

The Arbitrage Event-Driven Fund — Class I
Based on Actual Fund Return	$1,000.00	$1,015.00	1.44%	$2.31	*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.85	1.44%	$7.28	**

†	The annualized expense ratios exclude dividend expense, interest rebate expense and line of credit expense incurred during the period from inception to date.

*	Expenses are equal to the annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the period from inception to date).

**	Expenses are equal to the annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning
	Account Value
	October 1, 2010	Ending	Annualized
	(commencement	Account Value	Expense	Expenses Paid
	of operations)	November 30, 2010	Ratios†	During Period

The Arbitrage Event-Driven Fund — Class R
Based on Actual Fund Return	$1,000.00	$1,015.00	2.37%	$3.79	*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.19	2.37%	$11.96	**

The Arbitrage Event-Driven Fund — Class I
Based on Actual Fund Return	$1,000.00	$1,015.00	2.09%	$3.35	*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.59	2.09%	$10.56	**

†	The annualized expense ratios include dividend expense, interest rebate expense and line of credit expense incurred during period from inception to date.

*	Expenses are equal to the annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the period from inception to date).

**	Expenses are equal to the annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ARBITRAGE FUNDS
Other Information (Unaudited)
A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC’s website at http://www.sec.gov.
The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOTES

800-295-4485
www.thearbitragefunds.com

Adviser	Water Island Capital, LLC
41 Madison Avenue
42nd Floor
New York, NY 10010

Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Transfer Agent	DST Systems, Inc.
P.O. Box 219842
Kansas City, MO 64121-9842

Custodian	State Street Bank and Trust Company
225 Liberty Street
New York, NY 10281
ARB (1/11)

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
None.
Item 11. Controls and Procedures.
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Arbitrage Funds

By (Signature and Title)*	/s/ John S. Orrico
John S. Orrico
President and Treasurer
Date: February 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John S. Orrico
John S. Orrico
President and Treasurer
Date: February 9, 2011

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt
Chief Financial Officer
Date: February 9, 2011

*	Print the name and title of each signing officer under his or her signature.